Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	1-13202
Entity Registrant Name	Nokia Corporation
Entity Incorporation, State or Country Code	H9
Entity Address, Address Line One	Karakaari 7
Entity Address, Postal Zip Code	FI-02610
Entity Address, City or Town	Espoo
Entity Address, Country	FI
Contact Personnel Fax Number	104 481 002
Entity common stock, shares outstanding	5,742,239,696
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0000924613
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
ADR
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	NOK
Security Exchange Name	NYSE
Ordinary shares
Document and Entity Information
Title of 12(b) Security	Shares
Security Exchange Name	NYSE
No Trading Symbol	true
Business Contact
Document and Entity Information
Entity Address, Address Line One	Karakaari 7
Entity Address, Postal Zip Code	FI-02610
Entity Address, City or Town	Espoo
Entity Address, Country	FI
Contact Personnel Name	Johanna Mandelin
City Area Code	+358 (0)
Local Phone Number	104 488 000